Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax	Our sources of Income before income taxes were as follows:

	Year Ended December 31,
(in millions)	2017	2016	2015
U.S.	$3,274	$2,286	$898
Puerto Rico	(113)	41	80
Income before income taxes	$3,161	$2,327	$978

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense is summarized as follows:

	Year Ended December 31,
(in millions)	2017	2016	2015
Current tax benefit (expense)
Federal	$—	$66	$30
State	(28)	(29)	(2)
Puerto Rico	(1)	10	(17)
Total current tax benefit (expense)	(29)	47	11
Deferred tax benefit (expense)
Federal	1,182	(804)	(281)
State	173	(96)	37
Puerto Rico	49	(14)	(12)
Total deferred tax benefit (expense)	1,404	(914)	(256)
Total income tax benefit (expense)	$1,375	$(867)	$(245)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the U.S. federal statutory income tax rate and our effective income tax rate is as follows:

	Year Ended December 31,
	2017	2016	2015
Federal statutory income tax rate	35.0%	35.0%	35.0%
Effect of the Tax Cuts and Jobs Act	(68.9)	—	—
Change in valuation allowance	(11.4)	1.0	(3.2)
State taxes, net of federal benefit	4.8	4.0	(1.1)
Equity-based compensation	(2.4)	(2.2)	—
Puerto Rico taxes, net of federal benefit	(1.5)	—	3.3
Permanent differences	0.5	0.6	1.6
Federal tax credits, net of reserves	0.3	(0.5)	(9.5)
Other, net	0.1	(0.6)	(1.0)
Effective income tax rate	(43.5)%	37.3%	25.1%

Schedule of Deferred Tax Assets and Liabilities
Significant components of deferred income tax assets and liabilities, tax effected, are as follows:

(in millions)	December 31, 2017	December 31, 2016
Deferred tax assets
Loss carryforwards	$1,576	$1,442
Deferred rents	759	1,153
Reserves and accruals	667	1,058
Federal and state tax credits	298	284
Debt fair market value adjustment	—	83
Other	403	430
Deferred tax assets, gross	3,703	4,450
Valuation allowance	(273)	(573)
Deferred tax assets, net	3,430	3,877
Deferred tax liabilities
Spectrum licenses	5,038	6,952
Property and equipment	1,840	1,732
Other intangible assets	41	119
Other	48	12
Total deferred tax liabilities	6,967	8,815
Net deferred tax liabilities	$3,537	$4,938

Classified on the balance sheet as:
Deferred tax liabilities	$3,537	$4,938

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits were as follows:

	Year Ended December 31,
(in millions)	2017	2016	2015
Unrecognized tax benefits, beginning of year	$410	$411	$388
Gross decreases to tax positions in prior periods	(10)	(5)	(112)
Gross increases to current period tax positions	12	4	135
Unrecognized tax benefits, end of year	$412	$410	$411